ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Refundable payment from franchised stores-current	¥ 51,690,234		¥ 39,203,959
Accrued payroll and social insurance	26,300,779		17,566,486
Accrued selling and marketing expenses	23,150,372		29,159,625
Construction payable	20,327,073		14,372,306
Warranty-current	19,746,554		16,736,341
Other taxes payable	9,065,664		3,542,993
Sales rebate	6,135,710		4,975,640
Operating lease liabilities-current (Note 17)	1,253,020		5,094,066
Others	43,686,602		34,859,980
Accrued expenses and other current liabilities	¥ 201,356,008	$ 27,585,659	¥ 165,511,396